EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2021	$10,051	$-	$1	$10,052

Costs incurred during 2021:
Drilling and exploration	1,047	-	-	1,047
Assessments and taxes	68	-	-	68
Effect of movements in exchange rates	3	-	-	3
Option income - Note 9	(117)	-	-	(117)

Balance, December 31, 2021	$11,052	$-	$1	$11,053
Costs incurred during 2022:
Acquisition costs – Note 5	-	37,618	-	37,618
Drilling and exploration	719	296	-	1,015
Assessments and taxes	94	61	-	155
Option income – Note 9	(30)	-	-	(30)
Effect of movements in exchange rates	(7)	-	-	(7)

Balance, December 31, 2022	$11,828	$37,975	$1	$49,804